Dreyfus Select Managers Small Cap Value Fund
Dreyfus Select Managers Small Cap Value Fund

October  18, 2013

STRATEGIC FUNDS, INC.

-          Dreyfus Select Managers Small Cap Value Fund

Supplement to Summary and Statutory Prospectuses

dated July 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information will supersede and replace the second and third sentences of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and the fourth, fifth, seventh and eighth sentences of the first paragraph in "Fund Details - Goal and Approach" in the prospectus:

The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index, the fund’s benchmark index.  As of  September 30, 2013, the total market capitalization of the largest company in the Russell 2000® Value Index was approximately  $4.32 billion, and the weighted average and median market capitalizations of the index were approximately $1.40 billion and $0.55 billion, respectively.  These capitalization measures vary with market changes and reconstitutions of the index.